UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2003

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Orbis Holdings Limited
Address: c/o Orbis Investment Management Limited
         34 Bermudiana Road
         Hamilton, Bermuda  HM 11

13F File Number:  28-04611

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      James J. Dorr, Esq.
Title:     General Counsel
Phone:     441-296-3000

Signature, Place, and Date of Signing:

     /s/ James J. Dorr, Esq.     Hamilton, Bermuda     November 12, 2003

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         1

Form13F Information Table Entry Total:     35

Form13F Information Table Value Total:     $471,026 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name

01   28-04611                      Orbis Investment Management Limited

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T WIRELESS SVCS INC         COM              00209A106     1630   199270 SH       DEFINED                 82470        0   116800
AT&T WIRELESS SVCS INC         COM              00209A106    26300  3215200 SH       DEFINED 01            3215200        0        0
AVX CORP                       COM              2444107      27043  1975400 SH       DEFINED 01            1975400        0        0
AVX CORP                       COM              2444107       1942   141850 SH       DEFINED                 57800        0    84050
AXIS CAPITAL HOLDINGS          SHS              G0692U109      240     9600 SH       DEFINED 01               9600        0        0
BEARINGPOINT                   COM              74002106     10771  1349800 SH       DEFINED 01            1349800        0        0
BEARINGPOINT                   COM              74002106       152    19100 SH       DEFINED                     0        0    19100
CARNIVAL CORP                  COM              143658102    35848  1089950 SH       DEFINED 01            1089950        0        0
CARNIVAL CORP                  COM              143658102     2156    65550 SH       DEFINED                 26500        0    39050
CNH GLOBAL NV                  SHS              N20935107      148    11512 SH       DEFINED                     0        0    11512
CNH GLOBAL NV                  SHS              N20935107     4231   330040 SH       DEFINED 01             330040        0        0
COPART INC                     COM              217204106    43354  3992118 SH       DEFINED 01            3992118        0        0
COPART INC                     COM              217204106     2992   275500 SH       DEFINED                114700        0   160800
GENERAL MTRS CORP              CL H NEW         370442832    52375  3660000 SH       DEFINED 01            3660000        0        0
GENERAL MTRS CORP              CL H NEW         370442832     3437   240150 SH       DEFINED                 99750        0   140400
HCA INC                        COM              404119109     2916    79100 SH       DEFINED                 35300        0    43800
HCA INC                        COM              404119109    44394  1204400 SH       DEFINED 01            1204400        0        0
LIBERTY MEDIA CORP NEW         COM SER A        530718105    46919  4706000 SH       DEFINED 01            4706000        0        0
LIBERTY MEDIA CORP NEW         COM SER A        530718105     2958   296707 SH       DEFINED                123301        0   173406
LOEWS CORP                     COM              540424108    33160   821400 SH       DEFINED 01             821400        0        0
LOEWS CORP                     COM              540424108     1744    43200 SH       DEFINED                 17600        0    25600
MAX RE CAPITAL LTD HAMILTON    SHS              G6052F103     7269   427070 SH       DEFINED 01             427070        0        0
MCDONALDS CORP                 COM              580135101    18693   794100 SH       DEFINED 01             794100        0        0
MCDONALDS CORP                 COM              580135101     1255    53300 SH       DEFINED                 23000        0    30300
TECUMSEH PRODS CO              CL A             878895200      483    12950 SH       DEFINED                     0        0    12950
TECUMSEH PRODS CO              CL B             878895101      378    10600 SH       DEFINED                 10600        0        0
TECUMSEH PRODS CO              CL A             878895200    11991   321400 SH       DEFINED 01             321400        0        0
TENET HEALTHCARE CORP          COM              88033G100      391    27000 SH       DEFINED                 15000        0    12000
TENET HEALTHCARE CORP          COM              88033G100     8464   584500 SH       DEFINED 01             584500        0        0
TRIAD HOSPITALS INC            COM              89579K109    29523   975000 SH       DEFINED 01             975000        0        0
TRIAD HOSPITALS INC            COM              89579K109      645    21300 SH       DEFINED                  9300        0    12000
TRINITY INDS INC               COM              896522109    27892  1079000 SH       DEFINED 01            1079000        0        0
TRINITY INDS INC               COM              896522109     1781    68900 SH       DEFINED                 33200        0    35700
UNUMPROVIDENT CORP             COM              91529Y106      576    39000 SH       DEFINED                  6000        0    33000
UNUMPROVIDENT CORP             COM              91529Y106    16975  1149300 SH       DEFINED 01            1149300        0        0